Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2015
Prospectus
As Revised
October 14, 2015

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts). The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

OppenheimerFunds, Inc. (OppenheimerFunds) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding OppenheimerFunds portfolio managers is deleted from this prospectus.

T. Rowe Price Associates, Inc. (T. Rowe Price) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding T. Rowe Price portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

MMC-16-02  June 17, 2016
1.935070.116

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)A	0.60%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.54%
Total annual operating expenses	1.14%
Fee waiver and/or expense reimbursementA	0.24%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%

A Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.90%. This arrangement will remain in effect through July 31, 2018. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

1 year	$ 92
3 years	$ 309
5 years	$ 576
10 years	$ 1,338

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

Kurt A. Feuerman (portfolio manager) has managed AB's portion of the fund's assets since 2013.

Colin Morris (co-manager) and Phillip Marriott (co-manager) have managed First Eagle's portion of the fund's assets since 2011.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since 2015.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since 2013.

The following information replaces similar information for OppenheimerFunds and T. Rowe Price found in the "Fund Management" section.

OppenheimerFunds, at 225 Liberty Street, 11th Floor, New York, New York 10281-1008, has been retained to serve as a sub-adviser for the fund. As of June 30, 2015, OppenheimerFunds and its subsidiaries and controlled affiliates had approximately $235.0 billion in assets under management. OppenheimerFunds has not currently been allocated a portion of the fund's assets to manage.

T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202, has been retained to serve as a sub-adviser for the fund. As of March 31, 2015, T. Rowe Price had approximately $772.7 billion in assets under management. T. Rowe Price has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2015
Prospectus
As Revised
October 14, 2015

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

OppenheimerFunds, Inc. (OppenheimerFunds) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding OppenheimerFunds portfolio managers is deleted from this prospectus.

T. Rowe Price Associates, Inc. (T. Rowe Price) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding T. Rowe Price portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-F-16-02  June 17, 2016
1.959651.114

The following information replaces the similar information found under the heading "Portfolio Manager(s) in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

Kurt A. Feuerman (portfolio manager) has managed AB's portion of the fund's assets since 2013.

Colin Morris (co-manager) and Phillip Marriott (co-manager) have managed First Eagle's portion of the fund's assets since 2011.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since 2015.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since 2013.

The following information replaces similar information for OppenheimerFunds and T. Rowe Price found in the "Fund Management" section.

OppenheimerFunds, at 225 Liberty Street, 11th Floor, New York, New York 10281-1008, has been retained to serve as a sub-adviser for the fund. As of June 30, 2015, OppenheimerFunds and its subsidiaries and controlled affiliates had approximately $235.0 billion in assets under management. OppenheimerFunds has not currently been allocated a portion of the fund's assets to manage.

T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202, has been retained to serve as a sub-adviser for the fund. As of March 31, 2015, T. Rowe Price had approximately $772.7 billion in assets under management. T. Rowe Price has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus
As Revised
October 14, 2015

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals). The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

OppenheimerFunds, Inc. (OppenheimerFunds) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding OppenheimerFunds portfolio managers is deleted from this prospectus.

T. Rowe Price Associates, Inc. (T. Rowe Price) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding T. Rowe Price portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

MMC-L-MMC-N-16-02  June 17, 2016
1.9585844.111

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class L

Class N

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)A	0.60%	0.60%
Distribution and/or Service (12b-1) fees	None	0.25%
Other expenses	0.54%	0.54%
Total annual operating expenses	1.14%	1.39%
Fee waiver and/or expense reimbursementA	0.24%	0.24%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%	1.15%

A Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.90% for Class L and 1.15% for Class N. These arrangements will remain in effect through July 31, 2018. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.

Class L

Class N

1 year	$ 92	$ 117
3 years	$ 309	$ 387
5 years	$ 576	$ 709
10 years	$ 1,338	$ 1,622

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest, First Eagle Investment Management, LLC (First Eagle), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

Kurt A. Feuerman (portfolio manager) has managed AB's portion of the fund's assets since 2013.

Colin Morris (co-manager) and Phillip Marriott (co-manager) have managed First Eagle's portion of the fund's assets since 2011.

Helge Skibeli (portfolio manager) has managed JPMorgan's portion of the fund's assets since 2015.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since 2013.

The following information replaces similar information for OppenheimerFunds and T. Rowe Price found in the 'Fund Management" section.

OppenheimerFunds, at 225 Liberty Street, 11th Floor, New York, New York 10281-1008, has been retained to serve as a sub-adviser for the fund. As of June 30, 2015, OppenheimerFunds and its subsidiaries and controlled affiliates had approximately $235.0 billion in assets under management. OppenheimerFunds has not currently been allocated a portion of the fund's assets to manage.

T. Rowe Price, at 100 East Pratt Street, Baltimore, Maryland 21202, has been retained to serve as a sub-adviser for the fund. As of March 31, 2015, T. Rowe Price had approximately $772.7 billion in assets under management. T. Rowe Price has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts). The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

FIAM LLC (FIAM) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding FIAM portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM has not currently been allocated a portion of the fund's assets to manage.

MMG-16-02  June 17, 2016
1.935092.111

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

David J. Pavan (co-manager) and Frank Feng (co-manager) have managed ClariVest's portion of the fund's assets since 2011.

Ed Wagner (co-manager) has managed ClariVest's portion of the fund's assets since 2012.

Stacey Nutt (co-manager) has managed ClariVest's portion of the fund's assets since 2013.

Aziz V. Hamzaogullari, CFA (portfolio manager) has managed Loomis Sayles' portion of the fund's assets since 2014.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

Dennis P. Lynch (lead manager), David S. Cohen (co-manager), Sam G. Chainani (co-manager), Alexander T. Norton (co-manager), Jason C. Yeung (co-manager), and Armistead B. Nash (co-manager) have managed MSIM's portion of the fund's assets since 2011.

Daniel P. Becker (co-manager) and Philip J. Sanders (co-manager) have managed WRIMCO's portion of the fund's assets since 2011.

The following information replaces similar information for FIAM found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917 has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of March 31, 2015, FIAM had approximately $62.0 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 30.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

FIAM LLC (FIAM) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding FIAM portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM has not currently been allocated a portion of the fund's assets to manage.

MMG-F-16-02  June 17, 2016
1.960894.107

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

David J. Pavan (co-manager) and Frank Feng (co-manager) have managed ClariVest's portion of the fund's assets since 2011.

Ed Wagner (co-manager) has managed ClariVest's portion of the fund's assets since 2012.

Stacey Nutt (co-manager) has managed ClariVest's portion of the fund's assets since 2013.

Aziz V. Hamzaogullari, CFA (portfolio manager) has managed Loomis Sayles' portion of the fund's assets since 2014.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

Dennis P. Lynch (lead manager), David S. Cohen (co-manager), Sam G. Chainani (co-manager), Alexander T. Norton (co-manager), Jason C. Yeung (co-manager), and Armistead B. Nash (co-manager) have managed MSIM's portion of the fund's assets since 2011.

Daniel P. Becker (co-manager) and Philip J. Sanders (co-manager) have managed WRIMCO's portion of the fund's assets since 2011.

The following information replaces similar information for FIAM found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917 has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of March 31, 2015, FIAM had approximately $62.0 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 22.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

Supplement to the
Strategic Advisers® Growth
Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals). The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

FIAM LLC (FIAM) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding FIAM portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM has not currently been allocated a portion of the fund's assets to manage.

MMG-L-MMG-N-16-02  June 17, 2016
1.9862924.105

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

David J. Pavan (co-manager) and Frank Feng (co-manager) have managed ClariVest's portion of the fund's assets since 2011.

Ed Wagner (co-manager) has managed ClariVest's portion of the fund's assets since 2012.

Stacey Nutt (co-manager) has managed ClariVest's portion of the fund's assets since 2013.

Aziz V. Hamzaogullari, CFA (portfolio manager) has managed Loomis Sayles' portion of the fund's assets since 2014.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

Dennis P. Lynch (lead manager), David S. Cohen (co-manager), Sam G. Chainani (co-manager), Alexander T. Norton (co-manager), Jason C. Yeung (co-manager), and Armistead B. Nash (co-manager) have managed MSIM's portion of the fund's assets since 2011.

Daniel P. Becker (co-manager) and Philip J. Sanders (co-manager) have managed WRIMCO's portion of the fund's assets since 2011.

The following information replaces similar information for FIAM found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917 has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of March 31, 2015, FIAM had approximately $62.0 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section beginning on page 24.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

Supplement to the Strategic Advisers®
Value Fund
July 30, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

The following information replaces the first sentence found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

John A. Stone (lead portfolio manager) has managed the fund since 2008. Gopalakrishnan Anantanatarajan (co-manager) has managed the fund since 2015.

The following information replaces the biographical information for Kristina Stookey found in the "Fund Management" section on page 19.

Gopalakrishnan Anantanatarajan is co-manager of the fund, which he has managed since 2015. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, and a senior research associate.

SUF-16-01  June 17, 2016
1.936472.108

Supplement to the
Strategic Advisers® Core Fund
July 30, 2015
As Revised
October 14, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

SAI-COR-16-01  June 17, 2016
1.910403.120

Supplement to the
Strategic Advisers® Growth Fund
July 30, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Vincent Zelenko found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Niall Devitt (co-manager) has managed the fund since 2016.

The following information replaces the biographical information for Matthew W. Krummel found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager), have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Vincent Zelenko found under the heading "Fund Management" in the "Fund Services" section.

Niall Devitt is co-manager of the fund, which he has managed since 2016. Mr. Devitt joined Fidelity Investment in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

SGF-16-02  June 17, 2016
1.935090.110

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Fund Management" in the "Fund Services" section.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts). The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Robeco Investment Management, Inc. (dba Boston Partners (BP)) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding BP's portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

MMV-16-02  June 17, 2016
1.936473.110

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)A	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.73%
Total annual operating expenses	1.25%
Fee waiver and/or expense reimbursementA	0.35%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.90%

A Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.90%. This arrangement will remain in effect through July 31, 2018. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

1 year	$ 92
3 years	$ 319
5 years	$ 611
10 years	$ 1,442

The following information replaces similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP and FIAM have not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

Howard Gleicher, CFA, (portfolio manager) has managed Aristotle Capital's portion of the fund's assets since 2012.

Joseph J. Kirby (co-manager), Henry F. Otto (co-manager), and Steven M. Tonkovich (co-manager) have managed Brandywine Global's portion of the fund's assets since 2011.

Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), and Menno Vermeulen, CFA (co-manager) have managed LSV's portion of the fund's assets since 2011. Guy Lakonishok, CFA, (co-manager) and Greg Sleight (co-manager) have managed LSV's portion of the fund's assets since 2014.

The following information replaces similar information for BP found in the "Fund Management" section on page 26.

BP, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of May 31, 2015, BP had approximately $78.5 billion in assets under management. BP has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class F
July 30, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Robeco Investment Management, Inc. (dba Boston Partners (BP)) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding BP's portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP and FIAM have not currently been allocated a portion of the fund's assets to manage.

MMV-F-16-02  June 17, 2016
1.9584485.106

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

Howard Gleicher, CFA, (portfolio manager) has managed Aristotle Capital's portion of the fund's assets since 2012.

Joseph J. Kirby (co-manager), Henry F. Otto (co-manager), and Steven M. Tonkovich (co-manager) have managed Brandywine Global's portion of the fund's assets since 2011.

Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), and Menno Vermeulen, CFA (co-manager) have managed LSV's portion of the fund's assets since 2011. Guy Lakonishok, CFA, (co-manager) and Greg Sleight (co-manager) have managed LSV's portion of the fund's assets since 2014.

The following information replaces similar information for BP found in the "Fund Management" section on page 20.

BP, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of May 31, 2015, BP had approximately $78.5 billion in assets under management. BP has not currently been allocated a portion of the fund's assets to manage.

Supplement to
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

The Board of Trustees has approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund, subject to shareholder approval. A meeting of the shareholders of the fund will be held during the fourth quarter of 2016 to vote on the sub-advisory agreements. If approved, the fund currently anticipates that the new contracts will become effective in the fourth quarter of 2016.

The foregoing is not a solicitation of any proxy. Shareholders should read the proxy statement, which contains important information about the proposals shareholders will be asked to vote on at the shareholder meeting, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals). The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Robeco Investment Management, Inc. (dba Boston Partners (BP)) is no longer allocated a portion of the fund's assets to manage. As a result, all biographical information regarding BP's portfolio managers is deleted from this prospectus.

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

MMV-L-MMV-N-16-02  June 17, 2016
1.9859474.105

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class L

Class N

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)B	0.52%	0.52%
Distribution and/or Service (12b-1) fees	None	0.25%
Other expenses	0.71%	0.71%
Total annual operating expensesA	1.23%	1.48%
Fee waiver and/or expense reimbursementB	0.32%	0.32%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.91%	1.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.90% for Class L and 1.15% for Class N. These arrangements will remain in effect through July 31, 2018. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.

Class L

Class N

1 year	$ 93	$ 118
3 years	$ 319	$ 398
5 years	$ 607	$ 740
10 years	$ 1,425	$ 1,707

The following information replaces similar information found under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP and FIAM have not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John A. Stone (lead portfolio manager) has managed the fund since 2011.

Howard Gleicher, CFA, (portfolio manager) has managed Aristotle Capital's portion of the fund's assets since 2012.

Joseph J. Kirby (co-manager), Henry F. Otto (co-manager), and Steven M. Tonkovich (co-manager) have managed Brandywine Global's portion of the fund's assets since 2011.

Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), and Menno Vermeulen, CFA (co-manager) have managed LSV's portion of the fund's assets since 2011. Guy Lakonishok, CFA, (co-manager) and Greg Sleight (co-manager) have managed LSV's portion of the fund's assets since 2014.

The following information replaces similar information for BP found in the "Fund Management" section on page 22.

BP, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of May 31, 2015, BP had approximately $78.5 billion in assets under management. BP has not currently been allocated a portion of the fund's assets to manage.